THE GROUP AND ITS OPERATIONS, Nature of business and ownership percentage (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2017	Jun. 30, 2021	Jun. 30, 2020
IBEX [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary		IBEX Global Limited
Location		Bermuda
Nature of business		Holding Company
Ownership interest	100.00%	100.00%	100.00%
DGS [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary		DGS Limited
Location		Bermuda
Nature of business		Holding Company
Ownership interest	100.00%	100.00%	100.00%
iSky, Inc. [Member]
Nature of business and ownership percentage [Abstract]
Name of subsidiary		iSky Inc.
Location		Bermuda
Nature of business		Holding Company
Ownership interest	100.00%	100.00%	100.00%